Consolidated statements of changes in owners' equity - CAD ($) shares in Millions, $ in Millions	Equity contributed, Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Common equity	Non-controlling interests	Total
Balance (in shares) at Dec. 31, 2017	595
Balance at Dec. 31, 2017	$ 5,205	$ 370	$ 3,794	$ 47	$ 9,416	$ 42	$ 9,458
Net income			800		800	9	809
Other comprehensive income			62	(41)	21	(9)	12
Dividends			(614)		(614)		(614)
Dividends reinvested and optional cash payments (in shares)	1
Dividends reinvested and optional cash payments	$ 42				42		42
Share option award net-equity settlement feature	$ 1	(1)
Change in ownership interests of subsidiary		14			14	30	44
Balance (in shares) at Jun. 30, 2018	596
Balance at Jun. 30, 2018	$ 5,248	383	4,042	6	9,679	72	9,751
Balance (in shares) (As Adjusted [Member]) at Dec. 31, 2018	599
Balance (in shares) at Dec. 31, 2018	599
Balance (IFRS 16 effects) at Dec. 31, 2018			(153)	(1)	(154)	(8)	(162)
Balance (As Adjusted [Member]) at Dec. 31, 2018	$ 5,390	383	4,321	11	10,105	74	10,179
Balance at Dec. 31, 2018	5,390	383	4,474	12	10,259	82	10,341
Net income | IFRS 16 effects							18
Net income			945		945	12	957
Other comprehensive income | IFRS 16 effects							4
Other comprehensive income			32	(28)	4	6	10
Dividends			(668)		(668)		(668)
Dividends reinvested and optional cash payments	46				46		46
Share option award net-equity settlement feature	$ 1	(1)
Issue of shares in business combination (in shares)	2
Issue of shares in business combination	$ 72				72		72
Balance (in shares) at Jun. 30, 2019	601
Balance at Jun. 30, 2019	$ 5,509	$ 382	$ 4,630	$ (17)	$ 10,504	$ 92	$ 10,596